Equity (Tables)	12 Months Ended
Dec. 31, 2019
Text block [abstract]
Schedule of Issued Capital and Authorized Shares, All Registered and Without Par Value
a)	Issued capital and authorized shares, all registered and without par value

	Company’s capital is - R$	Common shares	Preferred shares
At December 31, 2019	2,243,215	928,965,058	329,568,166
At December 31, 2018	2,209,415	928,965,058	326,631,190

Schedule of Treasury Shares

	Number of shares	R$
At December 31, 2017	103,000	2,745
Purchased	447,000	12,179
Cancelled	(217,020)	(4,374)

At December 31, 2018	332,980	10,550

Purchased	301,008	12,853
Cancelled	(189,742)	(7,838)

December 31, 2019	444,246	15,565